Summary of Significant Accounting Policies (Details 1) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2018		Jun. 30, 2017		Jun. 30, 2018		Jun. 30, 2017		Dec. 31, 2017	Dec. 31, 2016
Numerator:
Net loss attributable to common stockholders		$ 1,750		$ 1,139		$ 101		$ (710)		$ (19,384)	$ (13,264)
Net loss from discontinued operations attributable to common stockholders		140		411		219		(1,438)		(2,459)	(13,264)
Accretion of dividend for the period	[1]									3
Accretion of Series B Preferred Stock to redemption value			[2]		[2]	1,968	[2]		[2]	3
Preferred dividend on Series B Preferred Stock		62	[3]		[3]	141	[1]		[3]
Participation of stockholders of series A preferred stock in the net loss from continuing operations						384				(1,365)
Participation of stockholders of Series A and B Preferred Stock in the net income from continuing operations		(512)		(131)				(66)
Net loss from continuing operations attributable to common stockholders		$ (1,036)		$ 597		$ 1,843		$ 662		$ 15,563
Denominator:
Shares of common stock used in computing basic and diluted net loss per share										5,073,751	4,171,549
Net loss per share of Ordinary Share from continuing operations, basic and diluted		$ 0.08		$ 0.12		$ (0.15)		$ 0.14		$ (3.07)
Shares of common stock used in computing basic net income (loss) per share		12,846,190		4,786,218		12,360,105		4,574,830		12,846,190	4,786,218

[1]	The net loss used for the computation of basic and diluted net loss per share for the year ended December 31, 2017, includes the dividend requirement of 8% per share per annum for the Series B preferred stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company's certificate of designation (The Certificate of Designation) under the liquidation preference right (see also Note 14).
[2]	Based on the rights and privileges of Series B Preferred Stock, since the Company did not obtain shareholder approval at March 31, 2018, the then outstanding Series B Preferred Stock became redeemable at the option of OFI. Consequently, in each reporting period commencing March 31, 2018, the outstanding Series B Preferred Stock is recorded at its maximum redemption value until the occurrance of redemption or a conversion as prior.
[3]	The net loss used for the computation of basic and diluted net loss per share for three and six months ended June 30, 2018, includes the preferred dividend requirement of 8% per share per annum for the Series B Preferred Stock, compounded annually which shall be distributed to stockholders in case of distributable assets determined in the Company's certificate of designation under the liquidation preference right (see also Note 5).